CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
CURRENT ASSETS:
Cash	$ 1,168,118	$ 107,627	$ 87,799
GST tax receivable	6,808	11,647	946
Prepaid expenses and other current assets	327,785	502,616	25,000
TOTAL CURRENT ASSETS	1,502,711	621,890	113,745
Security deposit	1,606	1,684	0
Property and equipment, net	3,671	3,494	0
TOTAL ASSETS	1,507,988	627,068	113,745
CURRENT LIABILITIES:
Accounts payable	107,134	236,466	350,004
Accrued expenses and other payables	43,505	386,311	422,326
Convertible notes and related accrued interest, net	1,949,519	1,794,375	272,424
Loans payable	2,189	27,558	33,909
Embedded conversion option liabilities	2,511,405	780,281	0
Warrant derivative liability	82,086	269,648	158,244
Due to directors - related parties	33,471	35,108	60,350
Loans from directors and officer - related parties	54,005	79,416	161,975
Employee benefit liability	80,538	71,421	62,827
TOTAL CURRENT LIABILITIES	4,863,852	$ 3,680,584	1,522,059
Commitments and Contingencies (See Note 7)
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 2,000,000,000 shares authorized; 432,719,886 and 347,442,013 shares issued and outstanding as of December 31, 2015 and June 30, 2015, respectively	432,720	$ 347,442	72,685
Additional paid-in capital	21,360,201	17,458,745	16,374,781
Accumulated other comprehensive income (loss)	212,847	100,968	(302,863)
Accumulated deficit	(25,366,632)	(20,965,671)	(17,552,917)
TOTAL STOCKHOLDERS' DEFICIT	(3,355,864)	(3,053,516)	(1,408,314)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,507,988	627,068	113,745
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock value	5,000	5,000	0
TOTAL STOCKHOLDERS' DEFICIT		5,000	0
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock value	$ 0	0	0
TOTAL STOCKHOLDERS' DEFICIT		$ 0	$ 0